RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	Oct. 12, 2022	Dec. 31, 2024	Dec. 31, 2023	Mar. 09, 2023	Dec. 31, 2022
Investment at cost		$ 0	$ 1,500,000
Due from related party		0	0
Global Systems Dynamics [Member]
Investment at cost			1,500,000		$ 1,500,000
Note receivable		$ 0	$ 0	$ 167,894
Purchase Agreement [Member] | Global Systems Dynamics [Member]
Payments to acquire investments	$ 1,500,000
Purchase Agreement [Member] | Common Class B [Member] | Global Systems Dynamics [Member]
Stock purchased with SPAC, shares	2,623,120
Purchase Agreement [Member] | Private Placement Warrants [Member] | Global Systems Dynamics [Member]
Stock purchased with SPAC, shares	4,298,496